share-based compensation	12 Months Ended
Dec. 31, 2024
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Included in Employee benefits expense in the Consolidated statements of income and other comprehensive income, and in Cash provided by operating activities in the Consolidated statements of cash flows, are the share-based compensation amounts set out in the accompanying table.

Years ended December 31 (millions)		2024			2023
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$164	$(14)	$150	$127	$(9)	$118
Employee share purchase plan	(c)	34	(34)	—	43	(43)	—
Share option awards	(d)	1	—	1	1	(2)	(1)
		$199	$(48)	$151	$171	$(54)	$117
TELUS technology solutions		$150	$(42)	$108	$144	$(45)	$99
TELUS digital experience [2]		49	(6)	43	27	(9)	18
		$199	$(48)	$151	$171	$(54)	$117

1	Within employee benefits expense (see Note 8) for the year ended December 31, 2024, restricted share units expense of $160 (2023 – $128) is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.
2	During 2024, the written put options in respect of non-controlling interests associated with the WillowTree acquisition were renegotiated, which resulted in: a change in provisions for business combinations (see Notes 7, 25); the institution of a maximum payout for the non-controlling interests associated with the WillowTree acquisition; and the awarding of share-based compensation. The expense associated with these awards was $21 for the year ended December 31, 2024.

(b)	Restricted share units

General

We use restricted share units as a form of retention and incentive compensation. Each restricted share unit is nominally equal in value to one equity share and is entitled to notional dividends as if it were an issued and outstanding equity share. These notional dividends are recorded as additional issuances of restricted share units. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the grant-date fair market value of the corresponding equity shares, other than for the restricted share units affected by the relative total shareholder return performance condition (for which a grant-date fair value is determined using a Monte Carlo simulation).

Restricted share units generally become payable when vesting is complete; TELUS Corporation restricted share units typically vest over a period of 33 months (the requisite service period) and TELUS International (Cda) Inc. restricted share units typically vest over a period of 48 months (the requisite service period). The vesting method of restricted share units, which is determined on or before the date of grant, may be either cliff or graded; the majority of TELUS Corporation restricted share units outstanding are cliff-vesting and the majority of TELUS International (Cda) Inc. restricted share units outstanding are graded-vesting.

Accounting for restricted share units, either as equity instruments or as liability instruments, is based upon the expected manner of their settlement when they are granted. Grants of TELUS Corporation restricted share units before fiscal 2019, and grants of TELUS International (Cda) Inc. restricted share units before fiscal 2021, were accounted for as liability instruments, as the associated obligations were normally expected to be cash - settled when granted.

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on TELUS Corporation Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding TELUS Corporation Common Shares at the grant date; we include this notional subset in the presentation of our restricted share units with only service conditions. For the notional subset of our restricted share units affected by the relative total shareholder return performance condition, we estimate fair value using a Monte Carlo simulation due to the variable payout. Restricted share units granted in 2024 and 2023 are accounted for as equity-settled, based on their expected settlement method when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

As at December 31	2024	2023
Restricted share units without market performance conditions
Restricted share units with service conditions only	6,896,228	5,769,038
Notional subset affected by non-market performance conditions	556,308	429,281
	7,452,536	6,198,319
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,513,481	1,191,563
Number of non-vested restricted share units	8,966,017	7,389,882

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

			Weighted
	Number of restricted		average
	share units [1]		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2023
Non-vested	5,581,483	—	$30.62
Vested	—	35,819	$27.00
Granted
Initial award	3,806,458	—	$27.07
In lieu of dividends	459,742	2,049	$24.98
Variable payout related	29,244	—	$25.97
Vested	(3,090,935)	3,090,935	$26.41
Settled
In equity	—	(2,927,106)	$26.35
In cash	—	(169,176)	$27.19
Forfeited	(587,673)	—	$28.37
Outstanding, December 31, 2023
Non-vested	6,198,319	—	$28.68
Vested	—	32,521	$28.97
Granted
Initial award	4,471,168	—	$23.88
In lieu of dividends	633,807	2,289	$21.81
Vested	(3,207,355)	3,207,355	$29.68
Settled
In equity	—	(2,828,666)	$30.05
In cash	—	(380,776)	$27.18
Forfeited	(643,403)	—	$26.21
Outstanding, December 31, 2024
Non-vested	7,452,536	—	$25.03
Vested	—	32,723	$26.17

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units. One subset of these units has a variable payout (0% – 200%) that depends upon TELUS International (Cda) Inc. financial performance (with a weighting of 50%) and the total shareholder return of TELUS International (Cda) Inc. subordinate voting shares relative to an international peer group of customer experience and digital IT services companies (with a weighting of 50%). Another subset of these units has a variable payout (0% – 300%) that depends upon the financial performance of certain TELUS Digital Experience products and services. For the notional subset of units affected by financial performance conditions, the grant-date fair value equals the fair market value of the corresponding subordinate voting shares at the grant date. For the notional subset of our restricted share units affected by the relative total shareholder return performance condition, we estimate fair value using a Monte Carlo simulation due to the variable payout. Restricted share units granted in 2024 and 2023 are accounted for as equity-settled, based on their expected settlement method when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

			Weighted
	Number of restricted		average
	share units		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2023	1,605,821	—	US$	27.10
Granted – initial award	1,567,809	770,043	US$	15.34
Vested	(423,501)	423,501	US$	26.49
Settled in equity	—	(1,193,544)	US$	17.01
Forfeited	(134,383)	—	US$	23.80
Outstanding, December 31, 2023	2,615,746	—	US$	21.36
Granted – initial award	19,933,019	528,234	US$	5.30
Vested	(1,187,336)	1,187,336	US$	16.85
Settled in equity	—	(1,715,570)	US$	12.72
Forfeited	(1,180,493)	—	US$	12.51
Outstanding, December 31, 2024	20,180,936	—	US$	6.33

(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, dividends declared thereon during the year ended December 31, 2024, of $54 million (2023 – $53 million) were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

General

We use share option awards as a form of retention and incentive compensation. For these awards granted to officers and other employees, we apply the fair value method of accounting. Typically share option awards have a three-year vesting period (the requisite service period). The vesting method of share option awards can be either cliff or graded, determined on or before the grant date; all TELUS Corporation share option awards granted after 2004 have been cliff-vesting.

The weighted average fair value of share option awards granted is calculated by using a Black-Scholes model (a closed-form option pricing model). The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on our historical share option award exercise data. Similarly, expected volatility considers the historical volatility in the price of our Common Shares in respect of TELUS Corporation share options and the average historical volatility in the prices of a peer group’s shares, and in the price of TELUS International (Cda) Inc.’s subordinate voting shares in respect of TELUS International (Cda) Inc. share options. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

TELUS Corporation share options

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the date of grant.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Year ended December 31	2024		2023
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	1,778,901	$22.35	2,755,300	$22.05
Exercised [2]	(101,700)	$21.29	(774,899)	$21.35
Forfeited	(157,700)	$22.08	(201,500)	$22.11
Outstanding, end of period	1,519,501	$22.45	1,778,901	$22.35
Exercisable, end of period	1,519,501	$22.45	1,518,901	$21.73

1	The weighted average remaining contractual life is 2.5 years.
2	For the year ended December 31, 2024, the weighted average price at the dates of exercise was $23.24 (2023 – $24.67).

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at an exercise price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to appreciation in the TELUS International (Cda) Inc. subordinate voting share price. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non - market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Year ended December 31	2024			2023
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price
Outstanding, beginning of period	2,536,783	US$	10.39	2,677,297	US$	10.27
Granted	2,909,788	US$	3.69	—	US$	—
Exercised [2]	—	US$	—	(124,337)	US$	8.46
Forfeited	(93,843)	US$	22.73	(16,177)	US$	5.77
Outstanding, end of period	5,352,728	US$	6.53	2,536,783	US$	10.39
Exercisable, end of period	2,363,846	US$	9.32	2,316,683	US$	9.00

1

For 2,899,794 share options, the price is US$3.69 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 9.7 years; for 2,096,582 share options, the range of share option prices is US$4.87 – US$8.95 and the weighted average remaining contractual life is 2.0 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 6.2 years.

The weighted average fair value of the share option awards granted, and the weighted average assumptions used in the fair value at time of grant, calculated using the Black-Scholes model, are as follows:

Year ended December 31, 2024
Share option award fair value (per share option)	—	—	—	US$	1.50
Risk-free interest rate	—	—	—		2.7%
Expected lives [1] (years)	—	—	—		6.5
Expected volatility	—	—	—		35.4%
Dividend yield	—	—	—		NIL %

1The maximum contractual term of the share option awards granted in 2024 was ten years.